Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 206,084	€ 202,595
Revocable lending commitments	49,325	48,425
Contingent liabilities	65,131	67,214
Total	€ 320,540	€ 318,234